Shareholder Report, Holdings (Details)	May 31, 2024
C000246552 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246552 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246552 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246552 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | Construction Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246552 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246552 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000246552 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000246552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246552 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000246552 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000246552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000246552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000246552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000248655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248655 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248655 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000248655 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)